Significant capital and funding transactions	3 Months Ended
Jan. 31, 2019
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Significant capital and funding transactions
Note 9 Significant capital and funding transactions

Preferred shares

On November 2, 2018, we issued 14 million Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BO at a price of $25 per share, for total gross proceeds of $350 million. For the initial five year period to the earliest redemption date of February 24, 2024, the Series BO Preferred Shares pay quarterly cash dividends, if declared, at a rate of 4.8% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 2.38%. Holders have the option to convert their shares into Non-Cumulative Floating Rate First Preferred Shares, Series BP, subject to certain conditions, on the earliest redemption date and every fifth year thereafter at a rate equal to the 3-month Government of Canada Treasury Bill yield plus 2.38%. Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may redeem the Series BO Preferred Shares in whole or in part at a price per share of $25 on the earliest redemption date and every fifth year thereafter. The Series BO Preferred Shares include NVCC provisions which are necessary for the shares to qualify as Tier 1 regulatory capital.

On November 24, 2018, we redeemed all 10 million Non-Cumulative First Preferred Shares Series AD at a price of $25 per share.

Common shares issued (1)

	For the three months ended
	January 31, 2019		January 31, 2018
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	159	$11	464	$30
Purchased for cancellation (3)	(3,684)	(45)	(9,297)	(113)
	(3,525)	$(34)	(8,833)	$(83)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2019 and January 31, 2018, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended January 31, 2019, we purchased for cancellation common shares at a total fair value of $348 million (average cost of $94.40 per share), with a book value of $45 million (book value of $12.25 per share). During the three months ended January 31, 2018, we purchased for cancellation common shares at a total fair value of $923 million (average cost of $99.29 per share), with a book value of $113 million (book value of $12.25 per share).